Employee Defined Contribution Plan - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Compensation and Retirement Disclosure [Abstract]
Define contribution plan employer contribution based on employees' salaries, percentage	41.00%	41.00%
Define contribution plan employer contribution, amount	$ 15,280,115	94,807,000	84,493,000	79,464,000